CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 12,990	$ 16,831
Short-term bank deposits	44,145	5,756
Prepaid expenses	127	152
Other receivables	142	141
Total current assets	57,404	22,880
NON-CURRENT ASSETS
Property and equipment, net	952	1,341
Right-of-use assets, net	1,331	1,355
Intangible assets, net	21,704	21,714
Total non-current assets	23,987	24,410
Total assets	81,391	47,290
CURRENT LIABILITIES
Current maturities of long-term loan	2,757	3,092
Accounts payable and accruals:
Trade	5,567	5,918
Other	1,227	1,440
Lease liabilities	168	191
Total current liabilities	9,719	10,641
NON-CURRENT LIABILITIES
Warrants	1,859	10,218
Long-term loan, net of current maturities	0	2,740
Lease liabilities	1,726	1,661
Total non-current liabilities	3,585	14,619
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	13,304	25,260
EQUITY
Ordinary shares	21,066	9,870
Share premium	339,346	279,241
Warrants	975	0
Capital reserve	13,157	12,322
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(305,041)	(277,987)
Total equity	68,087	22,030
Total liabilities and equity	$ 81,391	$ 47,290